Investments in Associates - Schedule of Soto Norte Note Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Beginning balance	$ 0	$ 51,504
Interest expense	24,406	23,955
Repayment	(2,647)	(5,105)
Interest paid	(26,527)	(25,145)
Ending balance	0	0
Soto Norte
Disclosure of associates [line items]
Beginning balance	$ 0	51,504
Interest expense		2,246
Repayment		(50,000)
Interest paid		(3,750)
Ending balance		$ 0